Subsequent events - Legal Proceedings (Details) - defendant	May 06, 2022	Mar. 30, 2022
Officers
Subsequent Event [Line Items]
Number of defendants		1
Former Officer
Subsequent Event [Line Items]
Number of defendants		1
Subsequent Event | Officers
Subsequent Event [Line Items]
Number of defendants	1
Subsequent Event | Former Officer
Subsequent Event [Line Items]
Number of defendants	1